Unaudited Condensed Consolidated Statement of Changes in Stockholders’ Equity (Deficit) - USD ($)		Class A Common Stock	Class B Common Stock	Series A Convertible Preferred Stock EQRx, INC.	Series B Convertible Preferred Stock EQRx, INC.	Common Stock EQRx, INC.	Additional Paid-in Capital EQRx, INC.	Additional Paid-in Capital	Accumulated Deficit EQRx, INC.	Accumulated Deficit	EQRx, INC.	Total
Balance at Aug. 25, 2019
Balance (in Shares) at Aug. 25, 2019
Issuance of common stock						$ 2,000					2,000
Issuance of common stock (in Shares)						20,500,000
Net income (loss)									(8,508,000)		(8,508,000)
Balance at Dec. 31, 2019						$ 2,000			(8,508,000)		(8,506,000)
Balance (in Shares) at Dec. 31, 2019						20,500,000
Issuance of Series A convertible preferred stock, net of issuance costs				$ 243,536,000
Issuance of Series A convertible preferred stock, net of issuance costs (in Shares)				262,070,014
Issuance of common stock						$ 1,000					1,000
Issuance of common stock (in Shares)						12,000,000
Vesting of restricted common stock						$ 2,000	45,000				47,000
Vesting of restricted common stock (in Shares)						14,384,373
Modification of restricted common stock						$ (2,000)					(2,000)
Modification of restricted common stock (in Shares)						(19,250,000)
Stock-based compensation							120,000				120,000
Net income (loss)									(72,370,000)		(72,370,000)
Balance at Sep. 30, 2020				$ 243,536,000		$ 3,000	165,000		(80,878,000)		(80,710,000)
Balance (in Shares) at Sep. 30, 2020				262,070,014		27,634,373
Balance at Dec. 31, 2019						$ 2,000			(8,508,000)		(8,506,000)
Balance (in Shares) at Dec. 31, 2019						20,500,000
Issuance of Series A convertible preferred stock, net of issuance costs				$ 243,536,000
Issuance of Series A convertible preferred stock, net of issuance costs (in Shares)				262,070,014
Issuance of common stock						$ 1,000					1,000
Issuance of common stock (in Shares)						12,000,200
Issuance of Series B convertible preferred stock, net of issuance costs					$ 496,619,000
Issuance of Series B convertible preferred stock, net of issuance costs (in Shares)					181,261,150
Vesting of restricted common stock						$ 2,000	69,000				71,000
Vesting of restricted common stock (in Shares)						19,168,743
Modification of restricted common stock						$ (2,000)					(2,000)
Modification of restricted common stock (in Shares)						(19,250,000)
Stock-based compensation							346,000				346,000
Net income (loss)									(249,983,000)		(249,983,000)
Balance at Dec. 31, 2020				$ 243,536,000	$ 496,619,000	$ 3,000	415,000		(258,491,000)		(258,073,000)
Balance (in Shares) at Dec. 31, 2020				262,070,014	181,261,150	32,418,943
Issuance of Series B convertible preferred stock, net of issuance costs					$ 71,256,000
Issuance of Series B convertible preferred stock, net of issuance costs (in Shares)					26,133,332
Vesting of restricted common stock						$ 1,000	270,000				271,000
Vesting of restricted common stock (in Shares)						10,897,997
Stock-based compensation							3,816,000				3,816,000
Issuance of common stock from exercise of stock options							29,000				$ 29,000
Issuance of common stock from exercise of stock options (in Shares)						105,906					105,906
Net income (loss)									(101,233,000)		$ (101,233,000)
Balance at Sep. 30, 2021			$ 1,380	$ 243,536,000	$ 567,875,000	$ 4,000	4,530,000		(359,724,000)	$ (72,174,534)	(355,190,000)	$ (72,173,154)
Balance (in Shares) at Sep. 30, 2021			13,800,000	262,070,014	207,394,482	43,422,846
Balance at Jan. 24, 2021
Balance (in Shares) at Jan. 24, 2021
Issuance of Class B common stock to Sponsor	[1],[2]		$ 1,380					23,620				25,000
Issuance of Class B common stock to Sponsor (in Shares)	[1],[2]		13,800,000
Net income (loss)										(751)		(751)
Balance at Feb. 04, 2021			$ 1,380					23,620		(751)		24,249
Balance (in Shares) at Feb. 04, 2021			13,800,000
Balance at Jan. 24, 2021
Balance (in Shares) at Jan. 24, 2021
Issuance of Class B common stock to Sponsor			$ 1,380					23,620				25,000
Issuance of Class B common stock to Sponsor (in Shares)			13,800,000
Net income (loss)										(36,417)		(36,417)
Balance at Mar. 31, 2021			$ 1,380					23,620		(36,417)		(11,417)
Balance (in Shares) at Mar. 31, 2021			13,800,000
Accretion to Class A common stock subject to possible redemption amount								(23,620)		(47,946,543)		(47,970,163)
Net income (loss)										(31,803,898)		(31,803,898)
Balance at Jun. 30, 2021			$ 1,380							(79,786,858)		(79,785,478)
Balance (in Shares) at Jun. 30, 2021			13,800,000
Accretion to Class A common stock subject to possible redemption amount										1,068,009		1,068,009
Net income (loss)										6,544,315		6,544,315
Balance at Sep. 30, 2021			$ 1,380	$ 243,536,000	$ 567,875,000	$ 4,000	$ 4,530,000		$ (359,724,000)	$ (72,174,534)	$ (355,190,000)	$ (72,173,154)
Balance (in Shares) at Sep. 30, 2021			13,800,000	262,070,014	207,394,482	43,422,846

[1]	The shares and the associated amounts have been retroactively restated to reflect a 1:1.2 stock split of Class B common stock on April 6, 2021, resulting in an aggregate of 13,800,000 shares of Class B common stock outstanding (see Note 5).
[2]	This number includes up to 1,800,000 shares of Class B common stock subject to forfeiture by the Sponsor if the over-allotment option is not exercised in full or in part by the underwriters (see Note 5).